Allowance for Losses on Loans - Loans Collectively and Individually Evaluated for Impairment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	$ 112,347		$ 116,741		$ 133,147
Gross loans subject to general/specific reserve	8,669,717		7,990,545
Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	62,763		64,184		81,815
Gross loans subject to general/specific reserve	5,572,244		5,373,950
Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	6,742		8,407		12,060
Gross loans subject to general/specific reserve	140,060		130,778
Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	1,695		882		347
Gross loans subject to general/specific reserve	385,824		302,722
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	5,592		9,165		15,598
Gross loans subject to general/specific reserve	80,359		81,660
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	3,077		3,552		4,937
Gross loans subject to general/specific reserve	111,130		124,984
Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	4,248		3,816		5,280
Gross loans subject to general/specific reserve	920,285		835,598
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	7,548		5,595		1,956
Gross loans subject to general/specific reserve	752,957		625,293
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	16,527		16,614		7,626
Gross loans subject to general/specific reserve	434,088		326,450
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	928		1,002		965
Gross loans subject to general/specific reserve	134,455		133,631
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	3,227		3,524		2,563
Gross loans subject to general/specific reserve	138,315		55,479
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	112,287		113,268
Gross loans subject to general/specific reserve	8,316,874	[1]	7,495,504	[1]
Ratio	1.40%		1.50%
Loans Collectively Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	62,067		64,184
Gross loans subject to general/specific reserve	5,487,331	[1]	5,262,159	[1]
Ratio	1.10%		1.20%
Loans Collectively Evaluated for Impairment | Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	6,682		7,307
Gross loans subject to general/specific reserve	130,901	[1]	115,554	[1]
Ratio	5.50%		6.30%
Loans Collectively Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	1,695		882
Gross loans subject to general/specific reserve	385,464	[1]	302,722	[1]
Ratio	0.50%		0.30%
Loans Collectively Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	5,592		6,943
Gross loans subject to general/specific reserve	73,999	[1]	67,521	[1]
Ratio	7.60%		10.30%
Loans Collectively Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	3,077		3,506
Gross loans subject to general/specific reserve	95,684	[1]	107,216	[1]
Ratio	3.20%		3.30%
Loans Collectively Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	4,248		3,711
Gross loans subject to general/specific reserve	911,162	[1]	824,279	[1]
Ratio	0.50%		0.50%
Loans Collectively Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	7,548		5,595
Gross loans subject to general/specific reserve	563,534	[1]	400,789	[1]
Ratio	1.40%		1.40%
Loans Collectively Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	17,223		16,614
Gross loans subject to general/specific reserve	421,816	[1]	256,954	[1]
Ratio	4.60%		6.50%
Loans Collectively Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	928		1,002
Gross loans subject to general/specific reserve	114,393	[1]	111,169	[1]
Ratio	0.90%		0.90%
Loans Collectively Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	3,227		3,524
Gross loans subject to general/specific reserve	132,590	[1]	47,141	[1]
Ratio	2.40%		7.50%
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	60		3,473
Gross loans subject to general/specific reserve	134,736	[1]	159,564	[1]
Ratio	0.00%		2.20%
Loans Individually Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		0
Gross loans subject to general/specific reserve	72,869	[1]	96,989	[1]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	60		1,100
Gross loans subject to general/specific reserve	9,159	[1]	15,224	[1]
Ratio	0.70%		7.20%
Loans Individually Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		0
Gross loans subject to general/specific reserve	360	[1]	0	[1]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		2,222
Gross loans subject to general/specific reserve	3,833	[1]	10,254	[1]
Ratio	0.00%		21.70%
Loans Individually Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		46
Gross loans subject to general/specific reserve	12,939	[1]	14,455	[1]
Ratio	0.00%		0.30%
Loans Individually Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		105
Gross loans subject to general/specific reserve	6,124	[1]	7,405	[1]
Ratio	0.00%		1.40%
Loans Individually Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		0
Gross loans subject to general/specific reserve	27,802	[1]	14,172	[1]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		0
Gross loans subject to general/specific reserve	0	[1]	48	[1]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		0
Gross loans subject to general/specific reserve	1,650	[1]	1,017	[1]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/specific reserve allocation	0		0
Gross loans subject to general/specific reserve	$ 0	[1]	$ 0	[1]
Ratio	0.00%		0.00%

[1]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans